Submission	Nov. 08, 2024
Submission [Line Items]
Central Index Key	0001495222
Registrant Name	Oxford Lane Capital Corp.
Registration File Number	333-283109
Form Type	424B2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES